INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Inventory obsolescence provision - beginning	$ 55	$ 33	$ 19
Add: increase in provision	35	55	22
Deduct: inventory obsolescence write off	(20)	(34)	(8)
Impact of foreign exchange	(1)	1	0
Inventory obsolescence provision - ending	$ 69	$ 55	$ 33